OTHER INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Income from associates and joint ventures	$ (38)	$ (8)
Gain on revaluation of MLSE investment	(4,976)	0
Other investment (income) losses	(7)	2
Other income	$ (5,021)	$ (6)